Goodwill - (Movements in Goodwill) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Balance as of beginning of period	$ 242,476	$ 163,016
Goodwill arising from acquisition during the year	12,157	77,918
Foreign currency translation adjustments	(198)	1,542
Balance as of end of period	254,435	242,476
Patient Monitoring And Life Support Devices [Member]
Goodwill [Line Items]
Balance as of beginning of period	114,226	112,075
Goodwill arising from acquisition during the year		1,807
Foreign currency translation adjustments	(56)	344
Balance as of end of period	114,170	114,226
In-Vitro Diagnostic Products [Member]
Goodwill [Line Items]
Balance as of beginning of period	17,780	11,969
Goodwill arising from acquisition during the year	12,157	5,417
Foreign currency translation adjustments	(6)	394
Balance as of end of period	29,931	17,780
Medical Imaging Systems [Member]
Goodwill [Line Items]
Balance as of beginning of period	76,420	5,585
Goodwill arising from acquisition during the year		70,694
Foreign currency translation adjustments	(22)	141
Balance as of end of period	76,398	76,420
Others [Member]
Goodwill [Line Items]
Balance as of beginning of period	34,050	33,387
Goodwill arising from acquisition during the year
Foreign currency translation adjustments	(114)	663
Balance as of end of period	$ 33,936	$ 34,050